Shareholder Report, Holdings (Details)	Jun. 30, 2025
Guinness Atkinson Alternative Energy Fund | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	47.90%
Guinness Atkinson Alternative Energy Fund | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Guinness Atkinson Alternative Energy Fund | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Guinness Atkinson Alternative Energy Fund | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Guinness Atkinson Alternative Energy Fund | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guinness Atkinson Alternative Energy Fund | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson Alternative Energy Fund | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guinness Atkinson Alternative Energy Fund | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guinness Atkinson Alternative Energy Fund | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guinness Atkinson Alternative Energy Fund | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guinness Atkinson Alternative Energy Fund | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guinness Atkinson Alternative Energy Fund | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guinness Atkinson Alternative Energy Fund | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guinness Atkinson Alternative Energy Fund | Legrand SA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Guinness Atkinson Alternative Energy Fund | Iberdrola SA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Guinness Atkinson Alternative Energy Fund | Eaton Corp PLC
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Guinness Atkinson Alternative Energy Fund | Schneider Electric SE
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guinness Atkinson Alternative Energy Fund | Siemens AG
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guinness Atkinson Alternative Energy Fund | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guinness Atkinson Alternative Energy Fund | Hubbell Inc
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Guinness Atkinson Alternative Energy Fund | Amphenol Corp
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guinness Atkinson Alternative Energy Fund | Spie SA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guinness Atkinson Alternative Energy Fund | Nextera Energy Inc
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guinness Atkinson Asia Focus Fund | Electronic Components - Semiconductor
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Guinness Atkinson Asia Focus Fund | Commercial Banks
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Guinness Atkinson Asia Focus Fund | E-Commerce/Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Guinness Atkinson Asia Focus Fund | Semiconductor Components - Integrated Circuits
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Guinness Atkinson Asia Focus Fund | Internet Application Software
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guinness Atkinson Asia Focus Fund | Entertainment Software
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guinness Atkinson Asia Focus Fund | Medical Products
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guinness Atkinson Asia Focus Fund | E-Commerce/Products
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson Asia Focus Fund | Electronic Component Miscellaneous
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson Asia Focus Fund | Machinery - Construction & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson Asia Focus Fund | Metal Processors & Fabricators
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guinness Atkinson Asia Focus Fund | Machinery - General Industries
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guinness Atkinson Asia Focus Fund | Internet & Direct Marketing Retail
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guinness Atkinson Asia Focus Fund | Personal Care Products
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guinness Atkinson Asia Focus Fund | MRI/Medical Diagnostic Imaging
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guinness Atkinson Asia Focus Fund | Auto - Cars/Light Trucks
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guinness Atkinson Asia Focus Fund | Photo Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guinness Atkinson Asia Focus Fund | Food - Dairy Products
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guinness Atkinson Asia Focus Fund | Textile - Apparel
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guinness Atkinson Asia Focus Fund | Building Products - Cement/Aggregates
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guinness Atkinson Asia Focus Fund | Travel Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guinness Atkinson Asia Focus Fund | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guinness Atkinson Asia Focus Fund | Rental Auto/Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guinness Atkinson Asia Focus Fund | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guinness Atkinson Asia Focus Fund | Taiwan Semiconductor Manufacturing Co Ltd
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Guinness Atkinson Asia Focus Fund | Tencent Holdings Ltd
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guinness Atkinson Asia Focus Fund | NetEase Inc - ADR
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guinness Atkinson Asia Focus Fund | Samsung Electronics Co Ltd
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guinness Atkinson Asia Focus Fund | China Merchants Bank Co Ltd - H Shares
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guinness Atkinson Asia Focus Fund | China Medical System Holdings Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guinness Atkinson Asia Focus Fund | DBS Group Holdings
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guinness Atkinson Asia Focus Fund | Broadcom Inc
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson Asia Focus Fund | JD.com Inc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson Asia Focus Fund | Applied Materials Inc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson China & Hong Kong Fund | CHINA
Holdings [Line Items]
Percent of Net Asset Value	91.90%
Guinness Atkinson China & Hong Kong Fund | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Guinness Atkinson China & Hong Kong Fund | Tencent Holdings Ltd
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guinness Atkinson China & Hong Kong Fund | NetEase Inc - ADR
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guinness Atkinson China & Hong Kong Fund | China Merchants Bank Co Ltd - H Shares
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guinness Atkinson China & Hong Kong Fund | Sino Biopharmaceutical Ltd
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guinness Atkinson China & Hong Kong Fund | Shandong Himile Mechanical Science & Technology Co Ltd
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guinness Atkinson China & Hong Kong Fund | AIA Group Ltd
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guinness Atkinson China & Hong Kong Fund | Hong Kong Exchanges & CL
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guinness Atkinson China & Hong Kong Fund | Geely Automobile Holdings Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guinness Atkinson China & Hong Kong Fund | Shenzhen H&T Intelligent Control Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guinness Atkinson China & Hong Kong Fund | Weichai Power Co Ltd - H Shares
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guinness Atkinson Global Energy Fund | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	40.60%
Guinness Atkinson Global Energy Fund | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Guinness Atkinson Global Energy Fund | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guinness Atkinson Global Energy Fund | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guinness Atkinson Global Energy Fund | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guinness Atkinson Global Energy Fund | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Guinness Atkinson Global Energy Fund | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Guinness Atkinson Global Energy Fund | CANADA
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Guinness Atkinson Global Energy Fund | PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guinness Atkinson Global Energy Fund | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson Global Energy Fund | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson Global Energy Fund | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Guinness Atkinson Global Energy Fund | Chevron Corp
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Guinness Atkinson Global Energy Fund | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Guinness Atkinson Global Energy Fund | Exxon Mobil Corp
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Guinness Atkinson Global Energy Fund | Kinder Morgan Inc
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guinness Atkinson Global Energy Fund | Imperial Oil Ltd
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guinness Atkinson Global Energy Fund | Valero Energy Corp
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guinness Atkinson Global Energy Fund | Suncor Energy Inc
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guinness Atkinson Global Energy Fund | BP PLC
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guinness Atkinson Global Energy Fund | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guinness Atkinson Global Innovators Fund | Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.20%
Guinness Atkinson Global Innovators Fund | Investor Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guinness Atkinson Global Innovators Fund | Investor Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Guinness Atkinson Global Innovators Fund | Investor Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guinness Atkinson Global Innovators Fund | Investor Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guinness Atkinson Global Innovators Fund | Investor Class | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guinness Atkinson Global Innovators Fund | Investor Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guinness Atkinson Global Innovators Fund | Investor Class | Britain
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson Global Innovators Fund | Investor Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guinness Atkinson Global Innovators Fund | Investor Class | Amphenol Corp
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guinness Atkinson Global Innovators Fund | Investor Class | Taiwan Semiconductor Manufacturing Co Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guinness Atkinson Global Innovators Fund | Investor Class | Netflix Inc
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guinness Atkinson Global Innovators Fund | Investor Class | NVIDIA Corp
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guinness Atkinson Global Innovators Fund | Investor Class | ANTA Sports Products Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guinness Atkinson Global Innovators Fund | Investor Class | Meta Platforms Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guinness Atkinson Global Innovators Fund | Investor Class | Intuit Inc
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guinness Atkinson Global Innovators Fund | Investor Class | Mastercard Inc
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guinness Atkinson Global Innovators Fund | Investor Class | KLA-Tencor Corp
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guinness Atkinson Global Innovators Fund | Investor Class | Intercontinental Exchange Inc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson Global Innovators Fund | Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.20%
Guinness Atkinson Global Innovators Fund | Institutional Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guinness Atkinson Global Innovators Fund | Institutional Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Guinness Atkinson Global Innovators Fund | Institutional Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guinness Atkinson Global Innovators Fund | Institutional Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guinness Atkinson Global Innovators Fund | Institutional Class | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guinness Atkinson Global Innovators Fund | Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guinness Atkinson Global Innovators Fund | Institutional Class | Britain
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson Global Innovators Fund | Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guinness Atkinson Global Innovators Fund | Institutional Class | Amphenol Corp
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guinness Atkinson Global Innovators Fund | Institutional Class | Taiwan Semiconductor Manufacturing Co Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guinness Atkinson Global Innovators Fund | Institutional Class | Netflix Inc
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guinness Atkinson Global Innovators Fund | Institutional Class | NVIDIA Corp
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guinness Atkinson Global Innovators Fund | Institutional Class | ANTA Sports Products Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guinness Atkinson Global Innovators Fund | Institutional Class | Meta Platforms Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guinness Atkinson Global Innovators Fund | Institutional Class | Intuit Inc
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guinness Atkinson Global Innovators Fund | Institutional Class | Mastercard Inc
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guinness Atkinson Global Innovators Fund | Institutional Class | KLA-Tencor Corp
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guinness Atkinson Global Innovators Fund | Institutional Class | Intercontinental Exchange Inc
Holdings [Line Items]
Percent of Net Asset Value	3.60%